Submission	Nov. 26, 2025
Submission [Line Items]
Central Index Key	0001084554
Registrant Name	LIGHTBRIDGE CORPORATION
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES
Issuer Name	Lightbridge Corporation